Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 1,280,986	$ 1,344,777	$ 1,301,984
Cost of sales	454,611	479,839	486,494
Gross profit	826,375	864,938	815,490
Operating expenses:
Research and development	147,180	163,627	146,070
Sales and marketing	360,962	376,873	371,523
General and administrative, restructuring, integration and other	103,874	126,550	199,072
Acquisition-related intangible amortization	38,666	37,070	35,495
Total operating expenses	650,682	704,120	752,160
Income from operations	175,693	160,818	63,330
Other income (expense):
Interest income	4,753	3,964	2,299
Interest expense	(37,396)	(39,330)	(30,882)
Other (expense) income, net	(10,552)	(6,938)	2,591
Total other expense, net	(43,195)	(42,304)	(25,992)
Income before income taxes	132,498	118,514	37,338
Income taxes	5,641	1,312	(31,760)
Net income	126,857	117,202	69,098
Net (loss) income attributable to noncontrolling interest	(246)	568	25
Net income attributable to the owners of QIAGEN N.V.	$ 127,103	$ 116,634	$ 69,073
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.54	$ 0.50	$ 0.30
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.54	$ 0.48	$ 0.29
Weighted-average common shares outstanding
Basic (shares)	233,483	232,644	234,000
Diluted (shares)	237,158	241,538	242,175